Prepayments On Flight Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Prepayments On Flight Equipment [Abstract]
Summary Of Movements In Prepayments On Flight Equipment

	Year ended December 31,
	2009	2010	2011
Net book value at beginning of period	$448,945	$527,666	$199,417
Prepayments made	431,410	132,706	43,313
Prepayments applied against the purchase of flight equipment	(375,690)	(468,933)	(151,550)
Interest capitalized	23,001	7,978	4,439
Net book value at end of period	$527,666	$199,417	$95,619